Segment reporting	12 Months Ended
Dec. 31, 2021
Segment reporting
Segment reporting

21.         Segment reporting

The Group’s long-lived assets and revenue are mainly located in and derived from PRC. Starting in 2012, a relatively smaller portion of the Group’s long-lived assets and revenue are located in and derived from the United States. The Group considers that each of its individual property developments is a discrete operating segment. The Group has aggregated its segments on a geographical basis as property development projects undertaken within a region having similar expected economic characteristics, type of properties offered, customers and market and regulatory environment. The Group’s reportable operating segments are comprised of Henan Region, Shandong Region, Shanghai Region (including Shanghai and Jiangsu Province), Sichuan Region, Beijing Region (including Beijing and Tianjin), Hainan Region, Hunan Region, Shaanxi Region, Guangdong Region, Hubei Region, and Liaoning Region in PRC; and the United States.

Each geographic operating segment is principally engaged in the construction and development of residential real estate units. The “property management” category relates to property management services. The “other” category relates to investment holdings, landscaping, engineering and management, real estate sale, purchase and lease activities. The accounting policies of the various segments are the same as those described in Note 2, “Summary of Significant Accounting Policies”.

The Group’s chief operating decision maker relies upon net sales, gross profit and net income when making decisions about allocating resources and assessing performance of the Group. Net sales for geographic segments are generally based on the location of the project development. Net income for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment. Capital expenditures for each segment includes cost for acquisition of subsidiaries, vehicles, and fixtures and furniture.

No single customer accounted for more than 10% of net sales for the years ended December 31, 2019, 2020 and 2021.

Summary information by operating segment is as follows:

December 31, 2019	Henan	Shandong	Shanghai	Sichuan	Beijing	Hainan	Hunan	Shaanxi	United States	Guangdong	Hubei	Liaoning	Property Management	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	1,382,533,759	275,120,959	279,731,401	85,189,227	126,540,125	43,820,016	157,938,663	6,917,948	750,000	9,738,197	—	18,621,886	—	129,387	2,387,031,568
Real estate lease income	6,630,994	321,819	2,920,280	728,016	657,451	—	135,279	3,301,027	893,982	—	—	—	483,944	55,979	16,128,771
Real estate management services income	7,578,862	—	—	—	—	—	—	2,783,091	—	—	—	—	57,126,216	—	67,488,169
Other revenue	151,102	700,044	823,150	1,063,557	3,269,965	—	583,737	—	296,091	—	—	—	1,187,948	3,908,710	11,984,304

Total revenue	1,396,894,717	276,142,822	283,474,831	86,980,800	130,467,541	43,820,016	158,657,679	13,002,066	1,940,073	9,738,197	—	18,621,886	58,798,108	4,094,076	2,482,632,812
Cost of real estate sales	(1,082,472,232)	(220,925,677)	(201,704,497)	(81,765,082)	(92,849,397)	(31,764,435)	(110,346,111)	(6,510,485)	(1,444,563)	(6,821,557)	(23,397)	(13,440,458)	—	(1,751,402)	(1,851,819,293)
Cost of real estate lease income	(2,348,963)	(561,264)	(2,565,142)	(799,359)	(481,276)	—	(1,693,085)	(2,913,152)	(1,348,218)	—	—	—	—	(46,792)	(12,757,251)
Cost of real estate management services	(4,716,112)	—	—	—	—	—	—	(561,329)	—	—	—	—	(35,611,790)	—	(40,889,231)
Other costs	(2,449,683)	(1,267,950)	—	(3,672)	(4,794,719)	(2,192)	(362,009)	—	—	—	—	—	(1,124,118)	(6,853,073)	(16,857,416)

Total cost of revenue	(1,091,986,990)	(222,754,891)	(204,269,639)	(82,568,113)	(98,125,392)	(31,766,627)	(112,401,205)	(9,984,966)	(2,792,781)	(6,821,557)	(23,397)	(13,440,458)	(36,735,908)	(8,651,267)	(1,922,323,191)
Gross profit	304,907,727	53,387,931	79,205,192	4,412,687	32,342,149	12,053,389	46,256,474	3,017,100	(852,708)	2,916,640	(23,397)	5,181,428	22,062,200	(4,557,191)	560,309,621
Operating expenses	(70,839,873)	(14,770,303)	(18,080,374)	(8,011,273)	(73,333,124)	(2,514,263)	(3,991,323)	(5,808,638)	(9,414,601)	(1,966,796)	(3,429,583)	(2,801,220)	(7,076,960)	(28,409,288)	(250,447,619)

Operating income/(loss)	234,067,854	38,617,628	61,124,818	(3,598,586)	(40,990,975)	9,539,126	42,265,151	(2,791,538)	(10,267,309)	949,844	(3,452,980)	2,380,208	14,985,240	(32,966,479)	309,862,002
Interest income	42,379,712	436,165	306,228	493,469	2,241,516	3,208	182,529	12,795	48,285	13,533	1,695	13,240	681,464	4,679,756	51,493,595
Interest expense	(14,805,529)	(3,061,587)	(1,066,270)	—	(7,385,692)	(11,507)	—	(138,107)	(3,472,559)	—	—	—	—	(83,834,109)	(113,775,360)
Net realized gain on short-term investments	183,450	—	—	—	—	—	—	—	—	—	—	—	—	2,891,564	3,075,014
Share of (loss)/gain in an equity investee	(1,370,440)	(922,281)	(613,155)	—	—	—	—	—	—	(2,903,841)	—	—	(630,775)	1,024,021	(5,416,471)
Loss on extinguishment of debt	(8,044,499)	—	—	—	—	—	—	—	—	—	—	—	—	(536,011)	(8,580,510)
Exchange gains/(loss)	12,524,863	—	—	—	—	—	—	—	—	—	—	—	(236,736)	(19,664,136)	(7,376,009)
Unrealized loss on short-term investments	—	—	—	—	—	—	—	—	—	—	—	—	—	(1,623,814)	(1,623,814)
Other income/(loss)	4,536,260	866	47,762	246,927	909,298	156,235	(17,844)	(199,670)	—	(289,485)	—	64,155	124,295	269,928	5,848,727

Income/(loss) before income taxes	269,471,671	35,070,791	59,799,383	(2,858,190)	(45,225,853)	9,687,062	42,429,836	(3,116,520)	(13,691,583)	(2,229,949)	(3,451,285)	2,457,603	14,923,488	(129,759,280)	233,507,174
Income tax(expense)/ benefit	(69,803,421)	(23,020,472)	(28,043,624)	(2,864,732)	(9,456,395)	(4,643,587)	(16,123,072)	2,210,548	2,921,151	(1,017,315)	704,284	(717,299)	(241,601)	(382,837)	(150,478,372)

Net income/(loss)	199,668,250	12,050,319	31,755,759	(5,722,922)	(54,682,248)	5,043,475	26,306,764	(905,972)	(10,770,432)	(3,247,264)	(2,747,001)	1,740,304	14,681,887	(130,142,117)	83,028,802

Depreciation and amortization	5,553,392	433,948	2,622,483	635,494	2,732,083	29,414	1,668,279	1,873,910	1,665,384	41,616	46,012	16,987	189,503	75,938	17,584,443
Capital expenditure	6,263,956	64,816	2,579	26,254	1,142,809	3,712	44,058	16,761	3,579,071	—	4,821	25,188	352,073	119,575	11,645,673
Real estate properties development completed	133,572,883	34,351,045	106,796,363	64,327,235	60,683,848	6,627,299	7,540,854	43,103,208	1,201,783	—	—	—	—	—	458,204,518
Real estate properties under development	886,160,682	359,079,121	123,381,923	619,020,458	266,984,229	—	6,433,260	162,947,850	230,860,737	372,170,620	141,707,492	58,153,297	—	27,488,080	3,254,387,749
Real estate properties held for lease	109,809,942	6,954,550	40,675,960	34,515,933	7,520,601	888,150	60,967,850	91,474,049	162,599,274	—	—	—	—	462,599	515,868,908

Total long-lived assets	524,367,010	509,819,916	183,400,846	44,244,900	61,281,191	6,664,536	62,686,470	100,419,560	176,115,157	18,237,255	934,102	1,084,510	8,335,524	79,010,347	1,776,601,324
Total assets	2,882,024,764	573,869,426	752,136,052	897,210,854	470,434,500	27,393,755	107,134,983	338,107,052	439,770,834	414,319,137	148,165,478	73,223,300	106,315,123	191,559,175	7,421,664,433

December 31, 2020	Henan	Shandong	Shanghai	Sichuan	Beijing	Hainan	Hunan	Shaanxi	United States	Guangdong	Hubei	Liaoning	Property Management	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	766,314,384	285,706,736	120,260,357	222,959,432	62,401,289	10,084,944	27,721,542	10,991,930	927,700	47,787,761	—	49,168,045	567,819	—	1,604,891,939
Real estate lease income	26,054,475	(965,131)	772,402	379,175	695,548	—	741,527	2,353,682	4,723,438	—	—	—	—	37,369	34,792,485
Real estate management services income	7,606,378	—	—	—	—	—	—	2,358,631	—	—	—	—	81,243,298	—	91,208,307
Other revenue	(1,004,342)	127,190	3,068,486	511,576	2,144,591	7,288	526,852	(116,072)	605,337	—	—	—	7,236,334	1,763,220	14,870,460

Total revenue	798,970,895	284,868,795	124,101,245	223,850,183	65,241,428	10,092,232	28,989,921	15,588,171	6,256,475	47,787,761	—	49,168,045	89,047,451	1,800,589	1,745,763,191
Cost of real estate sales	(639,601,377)	(260,651,654)	(93,074,146)	(214,523,020)	(45,575,813)	(5,503,574)	(4,404,236)	(14,731,175)	(778,663)	(34,034,932)	(23,616)	(38,572,816)	(505,804)	—	(1,351,980,826)
Cost of real estate lease income	(27,204,779)	(292,726)	(736,537)	(606,323)	(805,353)	(44,900)	(1,046,888)	(1,623,994)	(3,740,076)	—	(19,723)	—	—	(798)	(36,122,097)
Cost of real estate management services	(6,675,680)	—	—	(13,189)	—	—	(4,957)	(1,707,785)	—	—	—	—	(47,036,367)	—	(55,437,978)
Other costs	(1,145,928)	(39,105)	(123,291)	(111,879)	(711,424)	(226)	(272,479)	—	—	(2,152)	—	—	(6,885,687)	(463,371)	(9,755,542)

Total cost of revenue	(674,627,764)	(260,983,485)	(93,933,974)	(215,254,411)	(47,092,590)	(5,548,700)	(5,728,560)	(18,062,954)	(4,518,739)	(34,037,084)	(43,339)	(38,572,816)	(54,427,858)	(464,169)	(1,453,296,443)
Gross profit	124,343,131	23,885,310	30,167,271	8,595,772	18,148,838	4,543,532	23,261,361	(2,474,783)	1,737,736	13,750,677	(43,339)	10,595,229	34,619,593	1,336,420	292,466,748
Operating expenses	(59,958,497)	(15,211,169)	(10,679,950)	(7,677,029)	(73,902,008)	(1,355,382)	(1,608,076)	(4,061,452)	(6,198,996)	(3,423,234)	(1,391,277)	(4,897,483)	(9,390,896)	(27,707,634)	(227,463,083)

Gain on disposal of property held for lease	82,805,785	—	—	—	—	—	—	—	—	—	—	—	—	—	82,805,785
Operating income/(loss)	147,190,419	8,674,141	19,487,321	918,743	(55,753,170)	3,188,150	21,653,285	(6,536,235)	(4,461,260)	10,327,443	(1,434,616)	5,697,746	25,228,697	(26,371,214)	147,809,450
Interest income	23,921,003	1,919,529	2,068,141	1,288,256	103,788	4,817	38,096	8,130	41,143	44,417	885	31,849	755,677	3,179,879	33,405,610
Interest expense	(14,568,255)	(3,043,955)	(987,612)	(18,381,805)	(3,659,832)	—	—	—	(5,316,337)	—	—	—	(5,708)	(83,523,901)	(129,487,405)
Net realized gain on short-term investments	183,450	—	—	—	—	—	—	—	—	—	—	—	—	4,869,494	5,052,944
Share of (loss)/gain in an equity investee	(3,539,268)	11,483,448	7,795,833	—	—	—	—	67,698	—	(1,602,617)	—	—	(152,121)	2,975,328	17,028,301
Loss on extinguishment of debt	—	—	—	—	—	—	—	—	—	—	—	—	—	(1,843,306)	(1,843,306)
Exchange gains/(loss)	1,987,139	—	—	—	—	—	—	—	—	—	—	—	100,523	(5,181,569)	(3,093,907)
Unrealized loss on short-term investments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other income/(loss)	(4,041,056)	90,325	(415,481)	(8,773)	684,530	43,136	43,576	289,746	—	52,058	12,620	7,341	934,711	1,010,890	(1,296,377)

Income/(loss) before income taxes	151,133,432	19,123,488	27,948,202	(16,183,579)	(58,624,684)	3,236,103	21,734,957	(6,170,661)	(9,736,454)	8,821,301	(1,421,111)	5,736,936	26,861,779	(104,884,399)	67,575,310
Income tax (expense)/benefit	(36,907,073)	(12,299,796)	(39,723,025)	2,875,576	(8,431,043)	(4,482,485)	(14,391,424)	589,659	—	(9,482,301)	(2,458,177)	(2,591,042)	(8,191,925)	433,866	(135,059,190)

Net income/(loss)	114,226,359	6,823,692	(11,774,823)	(13,308,003)	(67,055,727)	(1,246,382)	7,343,533	(5,581,002)	(9,736,454)	(661,000)	(3,879,288)	3,145,894	18,669,854	(104,450,533)	(67,483,880)

Depreciation and amortization	5,814,086	887,005	2,556,696	631,421	5,832,130	56,888	174,291	20,375	46,680	17,042	1,234,539	232,220	—	—	17,503,373
Capital expenditure	8,655,565	—	15,874	5,106	716,935	—	—	—	—	—	—	376,871	1	—	9,770,352
Real estate properties completed and under development	897,218,594	240,527,766	215,890,331	547,932,945	378,408,484	2,162,115	12,433,669	224,821,947	283,124,970	395,376,646	165,423,590	52,622,159	—	33,885,876	3,449,829,092
Real estate properties held for lease	74,613,257	7,126,028	35,512,059	36,262,110	8,438,206	—	66,684,905	96,083,662	157,975,249	—	—	—	—	412,731	483,108,207

Total long-lived assets	526,045,585	553,491,246	133,733,839	46,741,993	50,734,107	5,863,831	75,248,369	105,461,495	171,374,723	23,549,642	566,337	930,819	9,062,110	365,609,346	2,068,413,442
Total assets	2,838,641,480	602,982,670	751,266,943	734,426,656	473,659,055	23,560,573	92,009,978	362,198,503	474,896,649	478,343,726	175,174,331	73,164,781	160,332,607	428,665,624	7,669,323,576

December 31, 2021	Henan	Shandong	Shanghai	Sichuan	Beijing	Hainan	Hunan	Shaanxi	United States	Guangdong	Hubei	Liaoning	Property Management	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$

Net real estate sales	338,195,148	174,353,777	135,072,403	128,609,911	313,960,495	—	8,271,910	166,007,116	23,325,750	68,681,906	118,952	35,642,637	—	—	1,392,240,005
Real estate lease income	9,344,804	665,170	1,339,557	532,240	371,919	—	1,223,472	3,251,637	2,980,504	—	13,482	—	—	58,559	19,781,344
Real estate management services income	6,746,892	—	—	—	—	—	—	2,793,044	—	—	—	—	100,282,270	—	109,822,206
Other revenue	2,851,496	16,356	2,030,340	121,935	2,851,344	413	838,306	—	3,107,481	507,500	—	52,439	1,796,616		14,174,226

Total revenue	357,138,340	175,035,303	138,442,300	129,264,086	317,183,758	413	10,333,688	172,051,797	29,413,735	69,189,406	132,434	35,695,076	102,078,886	58,559	1,536,017,781
Cost of real estate sales	(369,888,568)	(176,289,676)	(125,086,848)	(163,249,870)	(250,046,777)	—	(9,214,046)	(142,797,184)	(32,460,834)	(58,588,051)	(25,726)	(31,696,836)	—		(1,359,344,416)
Cost of real estate lease income	(15,658,378)	(611,378)	(193,442)	(404,647)	(542,152)	—	(1,206,177)	(62,840)	(3,740,076)	—	—	—	—	(19,090)	(22,438,180)
Cost of real estate management services	(3,708,523)	—	—	—	—	—	—	(4,321,229)	—	—	—	—	(65,948,453)	—	(73,978,205)
Other costs	(1,320,332)	(16,170)	(111,927)	(1,354,318)	(5,762,646)	—	(742,247)	—	—	(2,172,592)	—	(61,703)	(778,129)	—	(12,320,064)

Total cost of revenue	(390,575,801)	(176,917,224)	(125,392,217)	(165,008,835)	(256,351,575)	—	(11,162,470)	(147,181,253)	(36,200,910)	(60,760,643)	(25,726)	(31,758,539)	(66,726,582)	(19,090)	(1,468,080,865)
Gross profit	(33,437,461)	(1,881,921)	13,050,083	(35,744,749)	60,832,183	413	(828,782)	24,870,544	(6,787,175)	8,428,763	106,708	3,936,537	35,352,304	39,469	67,936,916
Operating expenses	(67,226,888)	(10,880,365)	(19,136,811)	(8,500,877)	(80,605,508)	(310,883)	(1,059,651)	(9,182,945)	(7,223,166)	(10,540,700)	(1,273,031)	(4,700,371)	(8,869,355)	(24,468,860)	(253,979,411)
Impairment losses on goodwill and intangible assets	—	—	—	—	—	—	—	—	—	—	—	—	—	(18,651,259)	(18,651,259)

Operating (loss) /income	(100,664,349)	(12,762,286)	(6,086,728)	(44,245,626)	(19,773,325)	(310,470)	(1,888,433)	15,687,599	(14,010,341)	(2,111,937)	(1,166,323)	(763,834)	26,482,949	(43,080,650)	(204,693,754)
Interest income	18,709,958	(126,051)	348,282	728,264	249,117	25,957	7,576	254,323	1,610	33,242	202	23,321	2,421,863	5,619,160	28,296,824
Interest expense	(12,070,505)	(5,794,489)	(910,853)	(26,416,301)	(2,078,190)	—	—	(8,046,152)	(15,736,448)	(358,532)	—	—	(64,549)	(111,922,753)	(183,398,772)
Net realized loss on short-term investments	—	—	—	—	—	—	—	—	—	—	—	—	—	(30,203,357)	(30,203,357)
Share of (loss)/gain in an equity investee	1,090,507	(1,873,472)	1,052,997	—	—	—	—	—	—	(4,010,602)	—	—	(1,004,547)	(18,600,648)	(23,345,765)
Exchange (loss) /gains	(20,163,471)	—	(21)	—	—	—	—	—	—	—	—	—	(203,338)	10,659,367	(9,707,463)
Other (loss) /income	(2,110,256)	3,336,726	144,617	138,413	(644,101)	(36,650)	205,877	381,157	17,770	(1,434,297)	1,789	(46,098)	942,072	1,612,626	2,509,645

(Loss) /income before income taxes	(115,208,116)	(17,219,572)	(5,451,706)	(69,795,250)	(22,246,499)	(321,163)	(1,674,980)	8,276,927	(29,727,409)	(7,882,126)	(1,164,332)	(786,611)	28,574,450	(185,916,255)	(420,542,642)
Income tax benefit/ (expense)	43,657,150	(3,885,809)	(4,274,715)	12,936,548	(21,349,169)	1,431,319	(3,023,380)	(9,366,699)	(144,962)	(1,674,207)	(1,926,116)	(1,471,006)	(4,832,629)	1,204,203	7,280,528

Net income/(loss)	(71,550,966)	(21,105,381)	(9,726,421)	(56,858,702)	(43,595,668)	1,110,156	(4,698,360)	(1,089,772)	(29,872,371)	(9,556,333)	(3,090,448)	(2,257,617)	23,741,821	(184,712,052)	(413,262,114)

Depreciation and amortization	6,842,628	914,765	198,149	1,130,049	3,942,986	—	—	1,934,681	1,037,064	12,193	48,721	19,401	526,727	1,660,151	18,267,515
Capital expenditure	1,965,626	—	—	5,261	1,076,187	—	—	576	241,312	—	—	17,091	668,407	(3,869,649)	104,811
Real estate properties completed and under development	909,477,150	116,698,109	105,042,744	527,858,832	173,273,166	—	3,312,065	45,339,962	307,041,456	398,158,018	190,450,736	59,279,630	—	33,690,834	2,869,622,702
Real estate properties held for lease	72,022,044	4,133,570	36,147,355	36,470,962	8,510,518		59,903,607	96,574,698	126,157,420	—	—	—	—	380,197	440,300,371

Total long-lived assets	431,132,864	517,720,952	138,953,401	49,540,764	46,722,553	5,813,925	75,895,086	107,098,269	139,099,651	53,982,579	920,192	773,073	15,628,394	77,178,239	1,660,459,942
Total assets	2,279,523,193	416,680,530	600,814,871	710,687,239	313,031,361	11,747,496	82,923,478	289,048,826	468,517,290	568,073,393	196,509,533	69,505,369	176,825,788	262,390,923	6,446,279,290